Taxation on ordinary activities	12 Months Ended
Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Taxation on ordinary activities

Notes on the Accounts continued

6 Taxation on ordinary activities

(a) Summary of taxation on ordinary activities

	2017 £m	2016 £m	2015 £m
	Revised

UK corporation tax	26	7	5

Overseas tax	1,617	1,395	1,324

Comprising:

– current year tax expense	1,615	1,382	1,317

– adjustments in respect of prior periods	2	13	7

Total current tax	1,643	1,402	1,329

Deferred tax	(9,772)	4	4

Comprising:

– deferred tax relating to origination and reversal of temporary differences	(152)	4	(11)

– deferred tax relating to changes in tax rates	(9,620)	–	15

	(8,129)	1,406	1,333

With effect from 1 January 2018, the Group has adopted IFRS 15 (Revenue from Contracts with Customers). The Group has revised 2017, as explained in note 1.1.

(b) Franked Investment Income Group Litigation Order

The Group is the principal test claimant in an action in the United Kingdom against HM Revenue and Customs (HMRC) in the Franked Investment Income Group Litigation Order (FII GLO). There are 25 corporate groups in the FII GLO. The case concerns the treatment for UK corporate tax purposes of profits earned overseas and distributed to the UK.

The original claim was filed in 2003. The trial of the claim was split broadly into issues of liability and quantification.  The main liability issues were heard by the High Court, Court of Appeal and Supreme Court in the UK and the European Court of Justice in the period to November 2012. The detailed technical issues of the quantification mechanics of the claim were heard by the High Court during May and June 2014 and the judgment handed down on 18 December 2014. The High Court determined that in respect of issues concerning the calculation of unlawfully charged corporation tax and advance corporation tax, the law of restitution including the defence on change of position and questions concerning the calculation of overpaid interest, the approach of the Group was broadly preferred. The conclusion reached by the High Court would, if upheld, produce an estimated receivable of £1.2 billion for the Group. Appeals on a majority of the issues were made to the Court of Appeal, which heard the arguments in June 2016. The Court of Appeal determined in November 2016 on the majority of issues that the conclusion reached by the High Court should be upheld.  The outcome of the Court of Appeal has not reduced the estimated receivable. HMRC have sought permission to appeal to the Supreme Court on all issues.  The Supreme Court has deferred a decision on whether or not to grant permission pending other litigation.  A decision on whether permission will be granted is anticipated in mid-2018.  If permission is granted the hearing of the appeal will likely be in 2019.

During 2015, HMRC paid to the Group a gross amount of £1,224 million in two separate payments. The payments made by HMRC have been made without any admission of liability and are subject to refund were HMRC to succeed on appeal.  The second payment in November 2015 followed the introduction of a new 45% tax on the interest component of restitution claims against HMRC. HMRC held back £261 million from the second payment contending that it represents the new 45% tax on that payment, leading to total cash received by the Group of £963 million.  Actions challenging the legality of the withholding of the 45% tax have been lodged by the Group. The First Tier Tribunal found in favour of HMRC in July 2017 and the Group’s appeal to the Upper Tribunal is scheduled to be heard in 2018.

Due to the uncertainty of the amounts and eventual outcome the Group has not recognised any impact in the Income Statement in the current or prior period. The receipt, net of the deduction by HMRC, is held as deferred income as disclosed in note 22.  Any future recognition as income will be treated as an adjusting item, due to the size of the amount, with interest of £25 million for the 12 months to 31 December 2017 (2016: £25 million; 2015: £8 million) accruing on the balance, which was also treated as an adjusting item.

6 Taxation on ordinary activities continued

(c) Factors affecting the taxation charge

The taxation charge differs from the standard 19% (2016: 20%; 2015: 20%) rate of corporation tax in the UK. The major causes of this difference are listed below:

	2017		2016		2015
		Revised

	£m	%	£m	%	£m	%

Profit before tax	29,527		6,245		5,855

Less: share of post-tax results of associates and joint ventures (see note 5)	(24,209)		(2,227)		(1,236)

	5,318		4,018		4,619

Tax at 19% (2016: 20%; 2015: 20%) on the above	1,010	19.0	804	20.0	924	20.0
Factors affecting the tax rate:
Tax at standard rates other than UK corporation tax rate	389	7.3	93	2.3	231	5.0
Other national tax charges	119	2.2	74	1.9	77	1.7
Permanent differences	40	0.8	143	3.6	(147)	(3.2)
Oversea tax on distributions	25	0.5	41	1.0	28	0.6
Overseas withholding taxes	191	3.6	200	5.0	145	3.1
Double taxation relief on UK profits	(29)	(0.5)	(8)	(0.2)	(6)	(0.1)
(Utilised)/unutilised tax losses	(38)	(0.7)	32	0.8	32	0.7
Adjustments in respect of prior periods	2	–	13	0.3	7	0.2
Deferred tax relating to changes in tax rates	(9,620)	(180.9)	–	–	15	0.3
Deemed US repatriation tax	34	0.6	–	–	–	–
Release of deferred tax on unremitted earnings of associates	(180)	(3.4)	–	–	–	–
Additional net deferred tax (credits)/charges	(72)	(1.4)	14	0.3	27	0.6

	(8,129)	(152.9)	1,406	35.0	1,333	28.9

With effect from 1 January 2018, the Group has adopted IFRS 15 (Revenue from Contracts with Customers). The Group has revised 2017, as explained in note 1.1.

In 2016, permanent differences include non-tax deductible expenses for a number of items including expenditure relating to restructuring and integration costs such as factory rationalisation and the implementation of a new operating model and also included the net charge in respect of Fox River, South Korea sales tax assessment and uncertain items connected with the Group’s trading business. In 2015, permanent differences includes the deemed gain as explained in note 6(e).

(d) Adjusting items included in taxation

On 22 December 2017, the United States Government enacted comprehensive tax legislation which, among other things, changed the Federal tax rate to 21% from 1 January 2018. This revised rate has been used to revalue net deferred tax liabilities in the United States, leading to a credit to the income statement of £9,620 million. The net deferred tax liabilities largely relate to the difference in tax value versus the fair market value of trademarks accounted for under IFRS as part of the RAI acquisition. The legislation also imposed a one-time deemed repatriation tax on accumulated foreign earnings, the impact less foreign tax credits is £34 million.

IFRS also requires entities to provide deferred taxation on the undistributed earnings of associates and joint ventures. From the date of the acquisition of the remaining shares in RAI not already owned by the Group, the Group consolidates the results of RAI as a wholly owned subsidiary and as such the deferred tax liability of £180 million on unremitted earnings of RAI as an associate has been released to the income statement. In 2016, the Group’s share of the gain on the divestiture of intangibles and other assets by RAI to Japan Tobacco International is £941 million. Given that the profit on this item is recognised as an adjusting item by the Group, the additional deferred tax charge of £61 million on the potential distribution of these undistributed earnings has also been treated as adjusting. In 2015, the Group’s share of the gain on the divestiture of intangibles and other assets by RAI to ITG Brands LLC, a subsidiary of Imperial Tobacco Group PLC, is £371 million. Given that the profit on this item was recognised as an adjusting item by the Group, the additional deferred tax charge of £22 million on the potential distribution of these undistributed earnings has also being treated as adjusting.

(e) Tax on adjusting items

In addition, the tax on adjusting items, separated between the different categories, as per note 7, amounted to £454 million (2016: £128 million; 2015: £80 million). As described in note 4(b), in 2015, the Group’s investment of US$4.7 billion in cash in RAI realised a deemed gain of US$931 million (£601 million).  The adjustment to the adjusted earnings per share (see note 7) also includes £4 million (2016: £1 million; 2015: £3 million) in respect of the non-controlling interests’ share of the adjusting items net of tax.

6 Taxation on ordinary activities continued

(f) Tax on items recognised directly in other comprehensive income

	2017 £m	2016 £m	2015 £m

Current tax	(4)	(53)	7

Deferred tax	(133)	70	(9)

(Charged)/credited to other comprehensive income	(137)	17	(2)

The tax relating to each component of other comprehensive income is disclosed in note 19.

BAT Annual Report and Form 20-F 2017	1